CONSOLIDATED UNAUDITED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (4,782)	$ (5,486)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	82	73
Share-based compensation	(393)	347
Financial income, net	27	(158)
Changes in assets and liabilities items:
Decrease (increase) in prepaid and other current assets and non-current assets	35	(182)
Increase (decrease) in trade accounts payable, accruals and other current liabilities	(131)	107
Increase in employees and payroll accruals	288	223
Increase in royalties provision	25	49
Net cash used in operating activities	(4,849)	(5,027)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(8)	(81)
Proceeds from short-term investments	(10,000)
Net cash (used in) investing activities	(10,008)	(81)
CASH FLOWS FROM FINANCING ACTIVITIES
Exercise of pre funded warrants into ordinary shares	4	82
Issuance of ordinary shares in the June 2017 RD Offering, net of issuance expenses in an amount of $349		2,380
Issuance of ordinary shares in the 2018 Public Offering, net of issuance expenses in an amount of $2,381	17,858
Net cash provided by financing activities	17,862	2,462
Effect of exchange rate changes on cash and cash equivalents	(45)	159
Net Increase (decrease) in cash and cash equivalents	2,960	(2,487)
Cash and cash equivalents at the beginning of the period	6,997	11,639
Cash and cash equivalents at the end of the period	9,957	9,152
Supplemental disclosure of non-cash flow information
Cashless exercise of warrants to purchase ordinary shares into ordinary shares	9	7
Purchase of property and equipment	7	105
Issuance expenses	70	98
Supplemental disclosure of cash flow information
Cash paid for income taxes		6
Cash paid for interest